LORD ABBETT GLOBAL FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

July 3, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Lord Abbett Global Fund, Inc.

1933 Act File No. 033-20309

1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 27 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on June 29, 2007.

Please contact the undersigned at (201) 827-2859 if you have any questions or comments.

Very truly yours,

/s/ Cirila Stephens
Cirila Stephens
Paralegal
Lord, Abbett & Co. LLC